SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Other Industries [Abstract]
Deferred Policy Acquisition Cost - Amortization Basis

Product (s)	Amortization base
Traditional life products	Nominal face amount
Life contingent payout annuities	Annualized benefit amount in force
Health products	Original annual premium
Fixed deferred annuities, fixed indexed annuities, variable annuities	Policy count
Universal life products	Initial face amount